Insurance finance income and expense - Summary of insurance finance income and expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	₩ (516,097)	₩ 807,964
Insurance finance income and expense recognized as other comprehensive income (*)	(2,961,019)	6,396,337
Reinsurance finance income and expense recognized in other comprehensive income (*)	(28,283)	46,320
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(3,505,399)	7,250,621
General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	31,760	(2,563)
Insurance finance income and expense recognized as other comprehensive income (*)	(2,970,845)	6,330,587
Reinsurance finance income and expense recognized in other comprehensive income (*)	(28,276)	46,320
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(2,967,361)	6,374,344
Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	(547,819)	810,496
Insurance finance income and expense recognized as other comprehensive income (*)	9,841	65,750
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(537,978)	876,246
Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	0	0
Insurance finance income and expense recognized as other comprehensive income (*)	0	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	0	0
Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	0	27
Insurance finance income and expense recognized as other comprehensive income (*)	(15)	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	(7)	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(22)	27
General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	(38)	4
Insurance finance income and expense recognized as other comprehensive income (*)	0	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(38)	4
Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	0	0
Insurance finance income and expense recognized as other comprehensive income (*)	0	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	0	0
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	143,102	850,940
Insurance finance expenses	659,161	42,970
Insurance contracts issued [member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	52,040	23,526
Insurance finance expenses	20,280	26,089
Insurance contracts issued [member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	91,062	827,377
Insurance finance expenses	638,881	16,881
Insurance contracts issued [member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	27
Insurance finance expenses	0	0
Insurance contracts issued [member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	10
Insurance finance expenses	0	0
Insurance contracts issued [member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	13,656	2,364
Insurance finance expenses	19,345	25,870
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	13,656	2,364
Insurance finance expenses	19,345	25,870
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Exchange Rate Fluctuation Effect [Member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	37
Insurance finance expenses	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	27
Insurance finance expenses	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	10
Insurance finance expenses	0
Insurance contracts issued [member] | Discount Rate Change Effect [Member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0
Insurance contracts issued [member] | Other Effects [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	129,446	848,539
Insurance finance expenses	639,816	17,100
Insurance contracts issued [member] | Other Effects [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	38,384	21,162
Insurance finance expenses	935	219
Insurance contracts issued [member] | Other Effects [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	91,062	827,377
Insurance finance expenses	638,881	16,881
Insurance contracts issued [member] | Other Effects [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Other Effects [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Other Effects [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0	0
Insurance contracts issued [member] | Other Effects [Member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0
Insurance finance expenses	0
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	143,064
Insurance finance expenses		42,976
Reinsurance contracts held [member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	52,040
Insurance finance expenses		26,089
Reinsurance contracts held [member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	91,062
Insurance finance expenses		16,881
Reinsurance contracts held [member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Insurance finance expenses		0
Reinsurance contracts held [member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Insurance finance expenses		0
Reinsurance contracts held [member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	(38)
Insurance finance expenses		6
Reinsurance contracts held [member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Insurance finance expenses		0
Reinsurance contracts held [member] | Exchange Rate Fluctuation Effect [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance expenses		6
Reinsurance contracts held [member] | Exchange Rate Fluctuation Effect [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance expenses		0
Reinsurance contracts held [member] | Exchange Rate Fluctuation Effect [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance expenses		0
Reinsurance contracts held [member] | Exchange Rate Fluctuation Effect [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance expenses		0
Reinsurance contracts held [member] | Exchange Rate Fluctuation Effect [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance expenses		0
Reinsurance contracts held [member] | Exchange Rate Fluctuation Effect [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance expenses		6
Reinsurance contracts held [member] | Exchange Rate Fluctuation Effect [Member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance expenses		₩ 0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	(38)
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	(38)
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Car non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	₩ 0